BORROWINGS (Details Narrative) - Seamless Group Inc [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Borrowings [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Interest expense	$ 3,850,152	$ 3,380,282	$ 4,591,803	$ 8,603,623
Alexander Kong [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Loans payable	$ 8,800,000		$ 9,300,000	$ 4,100,000